The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 4, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F. Street, N.E.
Washington, D.C.  20549

Re:	The RBB Fund, Inc. (the “Company”) File Nos.: 033-20827 and 811-05518 SGI U.S. Large Cap Core ETF and SGI Dynamic Tactical ETF (the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Funds hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Funds dated March 24, 2023, and filed electronically as Post‑Effective Amendment No. 304 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 516-1557 or Hannah.hathway@usbank.com.

Sincerely,

/s/ Hannah Hathaway
Hannah Hathaway

cc:	James Shaw, The RBB Fund, Inc. Jillian Bosmann, Faegre Drinker Biddle & Reath LLP